Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000247204 | FR_TSR_SCT_GZ5K5
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000247204 | FR_TSR_SCT_GZ5K4
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000247204 | FR_TSR_SCT_GZ5K1
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000247204 | FR_TSR_SCT_GZ5K3
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000247204 | FR_TSR_SCT_GZ5K2
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000247204 | FR_TSR_SCT_GZ5Ka
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247204 | SectorU.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	87.00%
C000247204 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000247204 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000247204 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000247204 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000247204 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	0.90%
C000247204 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	0.70%
C000247204 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000247205 | FR_TSR_SCT_GZ5K5
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000247205 | FR_TSR_SCT_GZ5K4
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000247205 | FR_TSR_SCT_GZ5K1
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000247205 | FR_TSR_SCT_GZ5K3
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000247205 | FR_TSR_SCT_GZ5K2
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000247205 | FR_TSR_SCT_GZ5Ka
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247205 | SectorU.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	87.00%
C000247205 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000247205 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000247205 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000247205 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000247205 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	0.90%
C000247205 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	0.70%
C000247205 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000247206 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000247206 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000247206 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000247206 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.00%
C000247206 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.20%
C000247206 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.60%
C000247206 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000247206 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.50%
C000247206 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000247206 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000247206 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000247207 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000247207 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000247207 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000247207 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.00%
C000247207 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.20%
C000247207 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.60%
C000247207 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000247207 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.50%
C000247207 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000247207 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000247207 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.50%